Unaudited Condensed Consolidated Statements of Equity (Deficit) - USD ($) $ in Millions	Total	Share Capital		Share Capital Previously Reported	Share Capital Restatement Adjustment	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2016	$ 1,120.0	$ 0.0				$ 1,301.7	$ (171.2)	$ (10.5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(369.6)	0.0				0.0	(369.6)	0.0
Ending balance at Dec. 31, 2017	(129.6)	0.0				277.7	(540.8)	133.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of units of share capital					117,261,955
Net loss	(314.0)	$ 0.0				0.0	(314.0)	0.0
Ending balance (in shares) at Dec. 31, 2018		118,261,955	[1]	1,000,000
Ending balance at Dec. 31, 2018	(540.3)	$ 0.0				277.7	(859.8)	41.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of units of share capital					117,261,955
Net loss	(74.3)						(74.3)
Other comprehensive loss, net of tax	6.7							6.7
Ending balance (in shares) at Mar. 31, 2019		118,261,955	[1]	1,000,000
Ending balance at Mar. 31, 2019	(607.9)	$ 0.0				277.7	(934.1)	48.5
Beginning balance (in shares) at Dec. 31, 2018		118,261,955	[1]	1,000,000
Beginning balance at Dec. 31, 2018	(540.3)	$ 0.0				277.7	(859.8)	41.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of units of share capital					117,261,955
Ending balance (in shares) at Jun. 30, 2019		118,261,955		1,000,000
Ending balance at Jun. 30, 2019	(638.2)	$ 0.0				277.7	(953.0)	37.1
Beginning balance (in shares) at Dec. 31, 2018		118,261,955	[1]	1,000,000
Beginning balance at Dec. 31, 2018	(540.3)	$ 0.0				277.7	(859.8)	41.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(106.9)
Ending balance (in shares) at Sep. 30, 2019		118,261,955
Ending balance at Sep. 30, 2019	(696.2)	$ 0.0				277.7	(966.7)	(7.2)
Beginning balance (in shares) at Dec. 31, 2018		118,261,955	[1]	1,000,000
Beginning balance at Dec. 31, 2018	(540.3)	$ 0.0				277.7	(859.8)	41.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of units of share capital					117,261,955
Net loss	$ (140.8)	$ 0.0				0.0	(140.8)	0.0
Ending balance (in shares) at Dec. 31, 2019	118,261,955	118,261,955	[1]	1,000,000
Ending balance at Dec. 31, 2019	$ (704.8)	$ 0.0				277.7	(1,000.6)	18.1
Beginning balance (in shares) at Mar. 31, 2019		118,261,955	[1]	1,000,000
Beginning balance at Mar. 31, 2019	(607.9)	$ 0.0				277.7	(934.1)	48.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(18.9)						(18.9)
Other comprehensive loss, net of tax	(11.4)							(11.4)
Ending balance (in shares) at Jun. 30, 2019		118,261,955		1,000,000
Ending balance at Jun. 30, 2019	(638.2)	$ 0.0				277.7	(953.0)	37.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(13.7)						(13.7)
Other comprehensive loss, net of tax	(44.3)							(44.3)
Ending balance (in shares) at Sep. 30, 2019		118,261,955
Ending balance at Sep. 30, 2019	$ (696.2)	$ 0.0				277.7	(966.7)	(7.2)
Beginning balance (in shares) at Dec. 31, 2019	118,261,955	118,261,955	[1]	1,000,000
Beginning balance at Dec. 31, 2019	$ (704.8)	$ 0.0				277.7	(1,000.6)	18.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Tax Receivable Agreement	(133.4)					(133.4)
Net loss	(268.9)						(268.9)
Stock issuance (in shares)		123,900,000
Stock issuance	1,195.1					1,195.1
Merger recapitalization (in shares)		86,249,750
Merger recapitalization	295.8					295.8
Stock-based compensation	0.7					0.7
Other comprehensive loss, net of tax	(52.6)							(52.6)
Ending balance (in shares) at Mar. 31, 2020		328,411,705
Ending balance at Mar. 31, 2020	$ 331.9	$ 0.0				1,635.9	(1,269.5)	(34.5)
Beginning balance (in shares) at Dec. 31, 2019	118,261,955	118,261,955	[1]	1,000,000
Beginning balance at Dec. 31, 2019	$ (704.8)	$ 0.0				277.7	(1,000.6)	18.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (258.5)
Ending balance (in shares) at Sep. 30, 2020	328,411,705	328,411,705
Ending balance at Sep. 30, 2020	$ 371.7	$ 0.0				1,641.9	(1,259.1)	(11.1)
Beginning balance (in shares) at Mar. 31, 2020		328,411,705
Beginning balance at Mar. 31, 2020	331.9	$ 0.0				1,635.9	(1,269.5)	(34.5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	26.2						26.2
Stock-based compensation	2.5					2.5
Other merger adjustment	(0.4)					(0.4)
Other comprehensive loss, net of tax	(9.3)							(9.3)
Ending balance (in shares) at Jun. 30, 2020		328,411,705
Ending balance at Jun. 30, 2020	350.9	$ 0.0				1,638.0	(1,243.3)	(43.8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(15.8)						(15.8)
Stock-based compensation	3.9					3.9
Other comprehensive loss, net of tax	$ 32.7							32.7
Ending balance (in shares) at Sep. 30, 2020	328,411,705	328,411,705
Ending balance at Sep. 30, 2020	$ 371.7	$ 0.0				$ 1,641.9	$ (1,259.1)	$ (11.1)

[1]	The shares and earnings per share available to holders of the Company’s ordinary shares, prior to the Business Combination, have been recasted as shares reflecting the exchange ratio established in the Business Combination (1.0 Vertiv Holdings share to 118.261955 Vertiv Holdings Co shares).